TBG DIVIDEND FOCUS ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)

COMMON STOCKS - 87.3%	Shares	Value
Communication Services - 4.0%
Integrated Telecommunication Services - 4.0%
Verizon Communications, Inc.	174,968	$6,953,228

Consumer Discretionary - 2.7%
Restaurants - 2.7%
McDonald's Corp.	9,021	2,692,137
Starbucks Corp.	23,313	1,885,322
Total Consumer Discretionary		4,577,459

Consumer Staples - 14.3%
Household Products - 2.7%
Procter & Gamble Co.	31,039	4,667,335
		$–
Packaged Foods & Meats - 2.7%
General Mills, Inc.	99,613	4,642,962

Personal Care Products - 2.9%
Kenvue, Inc.	346,346	4,976,992
		$–
Soft Drinks & Non-alcoholic Beverages - 3.6%
PepsiCo, Inc.	42,178	6,161,784

Tobacco - 2.4%
Altria Group, Inc.	74,553	4,203,298
Total Consumer Staples		24,652,371

Energy - 14.2%
Integrated Oil & Gas - 6.3%
Chevron Corp.	45,384	7,157,964
Exxon Mobil Corp.	31,786	3,635,047
		10,793,011
Oil & Gas Storage & Transportation - 7.9%
Enbridge, Inc.	70,398	3,281,955
Energy Transfer LP	314,662	5,295,761
Enterprise Products Partners LP	166,888	5,138,482
		13,716,198
Total Energy		24,509,209

Financials - 11.9%
Asset Management & Custody Banks - 4.8%
Blackstone, Inc.	37,312	5,471,432

TBG DIVIDEND FOCUS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 87.3% (CONTINUED)	Shares	Value
Asset Management & Custody Banks - 4.8% (Continued)
Blue Owl Capital, Inc. - Class A	169,142	$2,667,369
		8,138,801
Diversified Banks - 2.3%
JPMorgan Chase & Co.	12,852	3,998,514
		$–
Investment Banking & Brokerage - 4.8%
Moelis & Co. - Class A	65,455	4,145,265
Morgan Stanley	25,220	4,136,080
		8,281,345
Total Financials		20,418,660

Health Care - 16.1%
Biotechnology - 5.8%
Amgen, Inc.	13,134	3,919,580
Gilead Sciences, Inc.	50,998	6,109,050
		10,028,630
Managed Health Care - 2.3%
UnitedHealth Group, Inc.	11,513	3,932,380
		$–
Pharmaceuticals - 8.0%
Johnson & Johnson	33,991	6,419,880
Merck & Co., Inc.	84,834	7,294,028
		13,713,908
Total Health Care		27,674,918

Industrials - 5.6%
Aerospace & Defense - 3.2%
Lockheed Martin Corp.	11,369	5,592,184
		$–
Construction Machinery & Heavy Transportation Equipment - 2.4%
Cummins, Inc.	9,324	4,080,928
Total Industrials		9,673,112

Information Technology - 9.3%
Communications Equipment - 4.1%
Cisco Systems, Inc.	97,872	7,155,422
		$–
IT Consulting & Other Services - 2.7%
International Business Machines Corp.	15,032	4,620,987

Semiconductors - 2.5%
Texas Instruments, Inc.	26,540	4,285,149
Total Information Technology		16,061,558

TBG DIVIDEND FOCUS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 87.3% (CONTINUED)	Shares	Value
Materials - 2.7%
Commodity Chemicals - 2.7%
LyondellBasell Industries NV - Class A	100,927	$4,685,031

Specialty Chemicals - 0.0%(a)
Eastman Chemical Co.	896	53,330
Total Materials		4,738,361

Utilities - 6.5%
Electric Utilities - 3.2%
American Electric Power Co., Inc.	44,976	5,408,814

Gas Utilities - 3.3%
Brookfield Infrastructure Corp. - Class A	126,345	5,724,692
Total Utilities		11,133,506
TOTAL COMMON STOCKS (Cost $144,940,603)		150,392,382

REAL ESTATE INVESTMENT TRUSTS - 11.4%
Real Estate - 11.4%
Industrial REITs - 1.4%
Lineage, Inc.	60,482	2,382,991

Other Specialized REITs - 5.1%
Lamar Advertising Co. - Class A	34,573	4,100,012
VICI Properties, Inc.	156,110	4,681,739
		8,781,751
Retail REITs - 4.9%
Simon Property Group, Inc.	48,234	8,477,608
Total Real Estate		19,642,350
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $18,748,011)		19,642,350

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.1%
First American Government Obligations Fund - Class X, 4.03% (b)	1,893,615	1,893,615
TOTAL MONEY MARKET FUNDS (Cost $1,893,615)		1,893,615

TOTAL INVESTMENTS - 99.8% (Cost $165,582,229)		$171,928,347
Other Assets in Excess of Liabilities - 0.2%		288,959
TOTAL NET ASSETS - 100.0%	0.0%	$172,217,306

Percentages are stated as a percent of net assets.

TBG DIVIDEND FOCUS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

LP - Limited Partnership
REIT - Real Estate Investment Trust

(a)	Represents less than 0.05% of net assets.
(b)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

TBG DIVIDEND FOCUS ETF

Summary of Fair Value Disclosures as of October 31, 2025 (Unaudited)

TBG Dividend Focus ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$150,392,382	$—	$—	$150,392,382
Real Estate Investment Trusts	19,642,350	—	—	19,642,350
Money Market Funds	1,893,615	—	—	1,893,615
Total Investments	$171,928,347	$—	$—	$171,928,347

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended October 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.